Financial Instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits by banks
Fair value of liabilities
Carrying value, Financial liabilities	£ 46,898.0	£ 38,556.0
Customer accounts
Fair value of liabilities
Carrying value, Financial liabilities	398,036.0	380,968.0
Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	30,559.0	27,245.0
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	2,844.0	3,645.0
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	12,722.0	19,419.0
Items where fair values approximates carrying value | Deposits by banks
Fair value of liabilities
Carrying value, Financial liabilities	4,500.0	4,300.0
Items where fair values approximates carrying value | Customer accounts
Fair value of liabilities
Carrying value, Financial liabilities	321,500.0	308,400.0
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	2,800.0	3,600.0
Items where fair values approximates carrying value | Notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,200.0	2,000.0
Carrying value | Deposits by banks
Fair value of liabilities
Carrying value, Financial liabilities	25,900.0	9,400.0
Carrying value | Customer accounts
Fair value of liabilities
Carrying value, Financial liabilities	39,800.0	35,100.0
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	26,000.0	21,000.0
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	11.8	18,500.0
At fair value | Deposits by banks
Fair value of liabilities
Fair value, Financial liabilities	26,000.0	9,500.0
At fair value | Customer accounts
Fair value of liabilities
Fair value, Financial liabilities	39,900.0	35,200.0
At fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	27,300.0	21,600.0
At fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	12,600.0	18,500.0
At fair value | Level 2 | Deposits by banks
Fair value of liabilities
Fair value, Financial liabilities	22,400.0	6,200.0
At fair value | Level 2 | Customer accounts
Fair value of liabilities
Fair value, Financial liabilities	12,900.0	10,900.0
At fair value | Level 2 | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	22,200.0	17,100.0
At fair value | Level 2 | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	12,500.0	18,400.0
At fair value | Level 3 | Deposits by banks
Fair value of liabilities
Fair value, Financial liabilities	3,600.0	3,300.0
At fair value | Level 3 | Customer accounts
Fair value of liabilities
Fair value, Financial liabilities	27,000.0	24,300.0
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	5,100.0	4,500.0
At fair value | Level 3 | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	£ 100.0	£ 100.0